SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Total property and equipment	$ 13,605,482	$ 11,933,583	$ 11,914,411
Less: Accumulated depreciation and amortization	(4,347,000)	(3,731,626)	(2,431,028)
Property and equipment, net	9,258,482	8,201,957	9,483,383
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Total property and equipment	447,700	340,210	335,218
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Total property and equipment	1,690,532	1,656,123	1,656,123
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Total property and equipment	60,328	60,328	57,362
Tooling Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Total property and equipment	$ 11,406,922	$ 9,876,922	$ 9,865,708